Fair Values of Credit Substitutes by Type of Instrument (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	₨ 1,489,085.4	$ 23,898.1	₨ 927,284.9
Fair Value	1,504,412.8	24,144.1	908,824.3
Debt securities, other than asset and mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,463,503.0		910,312.2
Fair Value	1,478,411.7	23,726.6	891,679.9
Debt securities, other than asset and mortgage-backed securities | Fair Values Of Credit Substitutes
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	194,992.4	3,129.4	65,001.6
Fair Value	195,058.9	$ 3,130.5	65,147.1
Debt securities, other than asset and mortgage-backed securities | Debentures | Fair Values Of Credit Substitutes
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	14,631.2		23,024.0
Fair Value	14,860.3		23,115.5
Debt securities, other than asset and mortgage-backed securities | Commercial paper | Fair Values Of Credit Substitutes
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	180,361.2		41,977.6
Fair Value	₨ 180,198.6		₨ 42,031.6